Consolidated Statements of Operations and Comprehensive Income ¥ in Thousands, shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥) ¥ / shares shares	Dec. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2022 CNY (¥) ¥ / shares shares	Dec. 31, 2021 CNY (¥) ¥ / shares shares
Consolidated Statements of Operations and Comprehensive Income
Net revenues	¥ 103,468,159	$ 14,573,185	¥ 96,495,809	¥ 87,606,026
Cost of revenues	(40,404,765)	(5,690,892)	(43,729,683)	(40,635,225)
Gross profit	63,063,394	8,882,293	52,766,126	46,970,801
Operating expenses:
Selling and marketing expenses	(13,969,460)	(1,967,557)	(13,402,721)	(12,214,191)
General and administrative expenses	(4,899,880)	(690,134)	(4,695,798)	(4,263,549)
Research and development expenses	(16,484,910)	(2,321,851)	(15,039,014)	(14,075,991)
Total operating expenses	(35,354,250)	(4,979,542)	(33,137,533)	(30,553,731)
Operating profit	27,709,144	3,902,751	19,628,593	16,417,070
Other income/(expenses):
Investment income, net	1,306,722	184,048	53,976	2,947,721
Interest income, net	4,120,418	580,349	2,149,673	1,519,714
Exchange (losses)/gains, net	(132,999)	(18,733)	1,571,207	(490,481)
Other, net	1,053,642	148,402	846,815	710,435
Income before tax	34,056,927	4,796,817	24,250,264	21,104,459
Income tax	(4,699,704)	(661,939)	(5,031,838)	(4,128,269)
Net income from continuing operations	29,357,223	4,134,878	19,218,426	16,976,190
Net income from discontinued operations | ¥			624,864
Net income	29,357,223	4,134,878	19,843,290	16,976,190
Accretion of redeemable noncontrolling interests	(3,589)	(506)	(2,978)	(536,981)
Net loss attributable to noncontrolling interests and redeemable noncontrolling interests	62,918	8,862	497,288	417,633
Net income attributable to the Company's shareholders	29,416,552	4,143,234	20,337,600	16,856,842
Including:
Net income from continuing operations attributable to the Company's shareholders	29,416,552	4,143,234	19,712,736	16,856,842
Net income from discontinued operations attributable to the Company's shareholders | ¥			624,864
Net income	29,357,223	4,134,878	19,843,290	16,976,190
Other comprehensive income
Foreign currency translation adjustment	221,872	31,250	1,441,414	(183,190)
Total comprehensive income	29,579,095	4,166,128	21,284,704	16,793,000
Comprehensive loss attributable to noncontrolling interests and redeemable noncontrolling interests	26,040	3,668	315,725	423,215
Comprehensive income attributable to the Company's shareholders	¥ 29,605,135	$ 4,169,796	¥ 21,600,429	¥ 17,216,215
Net income per share, basic (in CNY and dollars per share) | (per share)	¥ 9.15	$ 1.29	¥ 6.23	¥ 5.07
-Continuing operations (in CNY and dollars per share) | (per share)	9.15	1.29	6.04	5.07
-Discontinued operations (in CNY and dollars per share) | ¥ / shares			0.19
Net income per ADS, basic (in CNY and dollars per share) | (per share)	45.73	6.44	31.16	25.34
-Continuing operations (in CNY and dollars per share) | (per share)	45.73	6.44	30.20	25.34
-Discontinued operations (in CNY and dollars per share) | ¥ / shares			0.96
Net income per share, diluted (in CNY and dollars per share) | (per share)	9.05	1.27	6.17	5.01
-Continuing operations (in CNY and dollars per share) | (per share)	9.05	1.27	5.98	5.01
-Discontinued operations (in CNY and dollars per share) | ¥ / shares			0.19
Net income per ADS, diluted (in CNY and dollars per share) | (per share)	45.23	6.37	30.85	25.03
-Continuing operations (in CNY and dollars per share) | (per share)	¥ 45.23	$ 6.37	29.90	¥ 25.03
-Discontinued operations (in CNY and dollars per share) | ¥ / shares			¥ 0.95
Weighted average number of ordinary shares outstanding, basic (in shares) | shares	3,216,475	3,216,475	3,263,455	3,325,864
Weighted average number of ADS outstanding, basic (in shares) | shares	643,295	643,295	652,691	665,173
Weighted average number of ordinary shares outstanding, diluted (in shares) | shares	3,252,029	3,252,029	3,296,014	3,367,478
Weighted average number of ADS outstanding, diluted (in shares) | shares	650,406	650,406	659,203	673,496